Summary of Significant Accounting Policies - Offering Costs (Details)	9 Months Ended
Sep. 30, 2020 USD ($)
Subsidiary, Sale of Stock [Line Items]
Offering costs	$ 435,036
IPO
Subsidiary, Sale of Stock [Line Items]
Offering costs	$ 37,748,594